Cover	12 Months Ended
Dec. 30, 2023
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	This revised definitive proxy statement (this “Proxy Statement”) of Masimo Corporation (“Masimo” or the “Company”) amends, supersedes and replaces in its entirety the definitive proxy statement filed by Masimo with the U.S. Securities and Exchange Commission (“SEC”) on June 17, 2024, including the GOLD proxy card included therewith (collectively, such materials constituting the “Original Proxy Statement”) in connection with Masimo’s 2024 Annual Meeting of Stockholders (the “Annual Meeting”), which was originally scheduled to be held on July 25, 2024, at 2:00 p.m., Pacific Daylight Time. The Company is also filing a revised GOLD proxy card, which amends and restates the GOLD proxy card filed with the Original Proxy Statement.As previously announced, Masimo’s Board of Directors (the “Board”) approved the postponement of the Annual Meeting. The Board’s decision to postpone the Annual Meeting was made in an effort to accommodate a request by Politan Capital Management LP (“Politan”) to set a new record date for the Annual Meeting. In order to set a new record date for the Annual Meeting, the Company was required by SEC rules to initiate a new broker search 20 business days prior to such record date to establish a list of stockholders of the Company that will be entitled to vote at the Annual Meeting. In light of the Board’s decision to accommodate Politan’s request, and to facilitate the associated required broker search, the Company has set August 12, 2024 as the new record date (the “Record Date”) for the determination of stockholders of the Company entitled to receive notice of and vote at the Annual Meeting. As a result of this change, Masimo has postponed the Annual Meeting to ensure that Masimo’s stockholders have sufficient time to review revised proxy materials, make informed voting decisions based on these revised materials and vote their shares based on full and accurate information.The Annual Meeting will now be held on September 19, 2024, at 2:00 p.m., Pacific Daylight Time. Stockholders are encouraged to read this Proxy Statement in its entirety and in place of the Original Proxy Statement. This Proxy Statement is being filed to amend, supersede and restate in its entirety the Original Proxy Statement to reflect, among other things:1. the rescheduling of the Annual Meeting to September 19, 2024, at 2:00 p.m., Pacific Daylight Time, at Masimo’s headquarters located at 52 Discovery, Irvine, California 92618;2. the change of the record date for determining stockholders entitled to notice of, and to vote at, the Annual Meeting (or any adjournment or further postponement thereof) to the close of business on August 12, 2024;3. the change to the number of shares outstanding and holdings of certain beneficial owners as of the most recent practicable date; 4. in the section entitled “Background to the Solicitation,” certain events that have transpired since the filing of the Original Proxy Statement; and5. the inclusion of certain additional information required as a result of the new Annual Meeting date, The proxy card that is being provided to stockholders with this Proxy Statement also amends, supersedes and replaces in its entirety the GOLD proxy card that was provided with the Original Proxy Statement. We urge you to mark and return the new GOLD proxy card provided with this Proxy Statement. Any proxy card received prior to the date of this Proxy Statement will be disregarded for purposes of determining the number of votes cast with respect to the Proposal. In order for your vote to be counted, you must submit a new GOLD proxy using the voting instructions on the new GOLD proxy card enclosed with this Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	MASIMO CORPORATION
Entity Central Index Key	0000937556